CONSTRUCTION-IN-PROGRESS	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Construction In Progress
CONSTRUCTION-IN-PROGRESS

7.	CONSTRUCTION-IN-PROGRESS

Construction-in-progress consist of the following:

	(Unaudited)
As of:	March 31, 2022	December 31, 2021
Greenhouse costs	$-	$452,405
Construction-in-progress	$-	$452,405

As of March 31, 2022, the Company substantially completed the development of its greenhouses in Olympia, Washington that will be used to grow mushrooms. The Company has not recorded any depreciation expense related to the greenhouses fixed assets for the three-months ended March 31, 2022. Depreciation expense related to the greenhouses fixed assets will commence in the second quarter of 2022.

7.	CONSTRUCTION-IN-PROGRESS

Construction-in-progress consist of the following:

As of December 31, 2021
Greenhouse costs	$452,405
Construction-in-progress	$452,405

As of December 31, 2021, the Company has not completed the development of its greenhouses in Olympia, Washington that will be used to grow mushrooms. Therefore, the Company has not recorded any depreciation expense for the period from January 21, 2021 (date of inception) through December 31, 2021. Future depreciation related to the costs described above will commence once the greenhouses are substantially complete and ready for its intended use.